SHARE-BASED PAYMENTS - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) employee	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Expense from share-based payment transactions	£ 5	£ 6	£ 5
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Expense from share-based payment transactions	68	103	135
Fair value of shares vested	£ 137	£ 136	£ 82
Executive Performance Share Plan (EPSP) | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years
Executive Performance Share Plan (EPSP) | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	5 years
ESPP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of performance conditions	3
Vesting period	3 years
Percentage of total Shareholder Return on vesting period	20.00%
Threshold performance vesting percentage	100.00%
Bonus-related Share Awards
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	2 years
Leadership Share Awards
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years
Number of key executives participating in restricted stock plans | employee	1,800